INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS, NET
NOTE 6:-	INTANGIBLE ASSETS, NET

a.	Composition:

	December 31,
	2016	2017
Cost:

Know-how and patents	$4,175	$4,525
Technology	5,444	5,766
Customer relationships	1,425	1,521
Backlog	712	746

	11,756	12,558
Accumulated amortization:

Know-how and patents	4,125	4,478
Technology	1,337	2,154
Customer relationships	649	877
Backlog	712	746

	6,823	8,255

Intangible assets , net	$4,933	$4,303

b.
Amortization expenses related to intangible assets, not including the impairment of technology and customer relationships amounted to $ 520, $ 786 and $ 916 for the years ended December 31, 2015, 2016 and 2017, respectively.

c.	Estimated amortization of intangible assets for the years ended:

December 31,

2018	$914
2019	857
2020	823
2021	796
2022	669
2023 and thereafter	244

$4,303